INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	9 Months Ended
Mar. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.1.  Revenue from contracts with customers

	03/31/2024	03/31/2023
Sale of goods and services	324,017,247	281,274,372
Royalties	838,516	198,630
Right of use licenses	15,659,630	32,903,458
	340,515,393	314,376,460

Transactions of sales of goods and services with joint ventures and with shareholders and other related parties are reported in Note 15.

6.2.  Cost of sales

Item	03/31/2024	03/31/2023
Inventories as of the beginning of the period	111,990,145	78,759,610
Business combination	—	11,064,908
Purchases of the period	186,878,728	173,983,461
Production costs	18,690,702	20,705,305
Foreign currency translation	(214,790)	(59,173)
Subtotal	317,344,785	284,454,111
Inventories as of the end of the period (*)	(115,680,731)	(113,499,215)
Cost of sales	201,664,054	170,954,896

(*)Net of agricultural products.

6.3.  R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	03/31/2024	03/31/2023
Amortization of intangible assets	3,669,870	3,407,314
Analysis and storage	5,302	34,135
Import and export expenses	—	850
Depreciation of property, plant and equipment	466,453	433,289
Freight and haulage	23,924	9,080
Employee benefits and social securities	3,847,298	3,515,918
Maintenance	220,228	430,497
Energy and fuel	8,337	104,181
Supplies and materials	1,418,048	1,678,527
Mobility and travel	157,561	211,183
Share-based incentives	394,997	122,222
Publicity and advertising	—	20,589
Professional fees and outsourced services	848,716	746,611
Professional fees related parties	163,008	237,864
Office supplies	527,956	79,459
Information technology expenses	26,716	38,436
Insurance	35,690	62,884
Depreciation of leased assets	—	46,772
Miscellaneous	315	23,982
Total	11,814,419	11,203,793

R&D capitalized (Note 5.8)	7,867,528	8,479,784
R&D profit and loss	11,814,419	11,203,793
Total	19,681,947	19,683,577

6.4.  Expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	03/31/2024
Amortization of intangible assets	111,190	4,454,418	4,565,608
Analysis and storage	570	156,402	156,972
Commissions and royalties	419,089	1,342,811	1,761,900
Import and export expenses	56,789	502,588	559,377
Depreciation of property, plant and equipment	2,014,248	1,442,573	3,456,821
Depreciation of leased assets	1,003,866	1,522,308	2,526,174
Impairment of receivables	—	463,688	463,688
Freight and haulage	1,006,879	9,326,846	10,333,725
Employee benefits and social securities	8,057,497	29,437,292	37,494,789
Maintenance	1,565,609	1,665,461	3,231,070
Energy and fuel	671,376	363,024	1,034,400
Supplies and materials	714,346	2,398,596	3,112,942
Mobility and travel	126,559	3,216,650	3,343,209
Publicity and advertising	1,735	3,434,408	3,436,143
Contingencies	43,598	318,650	362,248
Share-based incentives	445,153	10,641,213	11,086,366
Professional fees and outsourced services	1,496,057	6,257,187	7,753,244
Professional fees related parties	—	134,366	134,366
Office supplies and registrations fees	139,983	927,625	1,067,608
Insurance	158,218	1,602,483	1,760,701
Information technology expenses	31,175	2,821,390	2,852,565
Obsolescence	335,763	—	335,763
Taxes	288,287	9,611,667	9,899,954
Miscellaneous	2,715	145,380	148,095
Total	18,690,702	92,187,026	110,877,728

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	03/31/2023
Amortization of intangible assets	130,260	4,421,031	4,551,291
Analysis and storage	5,173	334,532	339,705
Commissions and royalties	122,275	1,304,013	1,426,288
Import and export expenses	188,051	510,368	698,419
Depreciation of property, plant and equipment	2,274,040	1,493,727	3,767,767
Depreciation of leased assets	320,024	2,449,547	2,769,571
Impairment of receivables	—	510,243	510,243
Freight and haulage	1,861,657	7,831,593	9,693,250
Employee benefits and social securities	9,428,993	27,655,561	37,084,554
Maintenance	1,100,483	1,408,342	2,508,825
Energy and fuel	998,752	269,725	1,268,477
Supplies and materials	791,071	794,865	1,585,936
Mobility and travel	95,638	3,147,898	3,243,536
Publicity and advertising	2,528	4,510,067	4,512,595
Contingencies	—	61,948	61,948
Share-based incentives	73,165	2,484,831	2,557,996
Professional fees and outsourced services	2,100,245	10,217,378	12,317,623
Professional fees related parties	—	53,501	53,501
Office supplies and registrations fees	54,041	999,428	1,053,469
Insurance	130,800	2,310,796	2,441,596
Information technology expenses	20,550	2,322,092	2,342,642
Obsolescence	814,026	—	814,026
Taxes	193,533	8,710,646	8,904,179
Miscellaneous	—	504,011	504,011
Total	20,705,305	84,306,143	105,011,448

6.5.  Other income or expenses, net

	03/31/2024	03/31/2023
Net result from commercialization of agricultural products	(2,718,633)	698,517
Expenses recovery	319,843	482,034
Other income or expenses, net	159,498	602,312
	(2,239,292)	1,782,863

6.6.  Finance results

	03/31/2024	03/31/2023
Financial costs
Interest expenses with the Parents (Note 15)	(255,816)	(426,667)
Interest expenses	(16,656,789)	(15,578,825)
Financial commissions	(1,800,597)	(2,022,431)
	(18,713,202)	(18,027,923)

Other financial results
Exchange differences generated by assets	(17,368,288)	(16,859,096)
Exchange differences generated by liabilities	25,808,288	11,615,309
Changes in fair value of financial assets or liabilities and other financial results	(9,928,530)	(2,926,589)
Net gain of inflation effect on monetary items	1,008,343	591,976
	(480,187)	(7,578,400)